Organization and Principal Activities - VIE Arrangements (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Variable Interest Entity [Line Items]
Total current liabilities	¥ 2,728,145	$ 384,250	¥ 1,778,527
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Total current liabilities	1,394,953	196,475	1,369,994
Due to Subsidiaries | Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Total current liabilities	1,147,218	161,582	1,143,148
Affiliated Entity [Member] | Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Amounts due from subsidiaries	¥ 888,050	$ 125,079	¥ 737,129